Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	R$ 2,926,302	R$ 2,571,069	R$ 2,158,773
Additions	1,188,762	1,081,441
Disposals		222
Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	5,709,150	4,520,496	3,439,277
Cost	1,188,654	1,081,219
Accumulated Amortisation	(833,421)	(668,923)
Disposals	108
Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(2,782,848)	(1,949,427)	(1,280,504)
Disposals	(108)	(93)
Amortization	833,529	669,016
Expenditures related to software and technology
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	2,522,021	2,130,429	1,749,318
Additions	1,154,895	983,017
Disposals	0	222
Expenditures related to software and technology | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	5,042,195	3,887,300	2,904,505
Cost	1,154,895	982,795
Accumulated Amortisation	(763,303)	(601,684)
Expenditures related to software and technology | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(2,520,174)	(1,756,871)	(1,155,187)
Disposals	0	(93)
Amortization	763,303	601,777
Software licenses
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	160,192	183,438	159,398
Additions	33,867	78,465
Disposals	108	0
Software licenses | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	369,320	335,561	257,096
Cost	33,759	78,465
Accumulated Amortisation	(57,005)	(54,425)
Software licenses | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(209,128)	(152,123)	(97,698)
Disposals	(108)	0
Amortization	57,113	54,425
Goodwill
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	227,066	227,066	209,908
Additions	0	17,158
Disposals	0	0
Goodwill | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	227,066	227,066	209,908
Cost	0	17,158
Accumulated Amortisation	0	0
Goodwill | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	0	0	0
Disposals	0	0
Amortization	0	0
Other
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	17,023	30,136	40,149
Additions	0	2,801
Disposals	0	0
Other | Gross carrying amount [member]
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	70,569	70,569	67,768
Cost	0	2,801
Accumulated Amortisation	(13,113)	(12,814)
Other | Accumulated amortization
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill	(53,546)	(40,433)	R$ (27,619)
Disposals	0	0
Amortization	R$ 13,113	R$ 12,814